FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements for each class of assets on nonrecurring basis

Fair Value Measurement at the End of the Reporting Period Using
Quoted Prices in
		Active	Significance
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	Total
	2019	(Level 1)	(Level 2)	(Level 3)	Loss
	RMB	RMB	RMB	RMB	RMB
Description

Nonrecurring fair value measurements:
Long-lived assets held and used	1,985	—	—	1,985	(6,849)